Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,001,322.44
Previously Paid Amount	0.00
Total Fee Amount	276.38
Total Offset Amount	0.00
Net Fee	$ 276.38
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A